Cover	9 Months Ended
Sep. 30, 2022
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 7
Entity Registrant Name	Fortune Valley Treasures, Inc.
Entity Central Index Key	0001626745
Entity Primary SIC Number	2080
Entity Tax Identification Number	32-0439333
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	B1601 Oriental Impression Building 2
Entity Address, Address Line Two	No. 139 Liansheng Road, Humen Town
Entity Address, Address Line Three	Dongguan
Entity Address, City or Town	Guangdong
Entity Address, Postal Zip Code	523900
City Area Code	86
Local Phone Number	(769) 8572-9133
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false